Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

June 1, 2006

Sara D. Kalin
Branch Chief-Legal
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Opteum Mortgage Acceptance Corporation
Amendment No. 2 to Registration Statement on Form S-3
Filed May 24, 2006
File No. 333-131680

Dear Ms. Kalin:

We have received and reviewed your comment letter dated May 26, 2006 to our submission of May 24, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

We have enclosed both clean and marked copies to show changes of the reviewed filing.

We appreciate the Commission’s continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a Regulation AB compliant filing for Opteum Mortgage Acceptance Corporation.

Registration Statement on Form S-3

Base Prospectus

Comment

1.	When referring to transaction parties, please use the terminology set out in Regulation AB. Please revise to refer to the “issuing entity”, as opposed to the “trust” or “trust fund”.

Response

We have made this change.

Please contact Nathan Schmidt at (212) 912-8315 or the undersigned at (212) 912-7472 with any further questions.

Sincerely,
/s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.

Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpw.com

June 1, 2006

Mr. Kenneth Fang
Senior Counsel
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Opteum Mortgage Acceptance Corporation Amendment No. 2 to Registration Statement on Form S-3 Filed May 24, 2006 File No. 333-131680

Dear Mr. Fang:

In response to our conversation of June 1, 2006, this letter will confirm that manufactured housing conditional sales contracts and installment loan agreements or interests therein, if not secured by a mortgage on real property, will not be applied towards the 55% test for purposes of Section 3(c)(5)(C) of the Investment Company Act of 1940 but will be applied towards the 55% test for purposes of 3(c)(5)(A) of the Investment Company Act of 1940.

Please contact Nathan Schmidt at (212) 912-8315 or the undersigned at (212) 912-7472 with any other questions.

Sincerely,
/s/ Richard D. Simonds, Jr.
Richard D. Simonds, Jr.